Securities Act Registration No. 333-175328

Investment Company Act Registration No. 811-22576

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No. __

Post-Effective Amendment No.

27

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐

Amendment No. 28

☒

(Check appropriate box or boxes.)

Ranger Funds Investment Trust

(Exact Name of Registrant as Specified in Charter)

2828 N. Harwood Street, Suite 1900
Dallas, TX  75201
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (214) 871-5200

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On September 8, 2020 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 26 to the Registration Statement of Ranger Funds Investment Trust, on behalf of the RG Gold+ Fund, as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on June 25, 2020 (SEC Accession No. 0001162044-20-000466), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to delay the effectiveness of the Registration Statement until September 8, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City, in the City of Bexley, State of Ohio, on the 21st day of August, 2020.

Ranger Funds Investment Trust

By: /s/ JoAnn M. Strasser

JoAnn M. Strasser, Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 21st day of August, 2020.

Name

Title

Curtis A. Hite*

Trustee

Jason Christopher Elliot*

Trustee

Benjamin C. Bell, Jr*

Trustee

Kenneth Scott Canon*

President (Principal Executive Officer)

Joseph W. Thompson*

Chief Financial Officer (Principal Financial Officer)

*By: /s/ JoAnn M. Strasser

JoAnn M. Strasser, Attorney-in-Fact